                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002

                               CHAIRMAN'S MESSAGE

Dear Shareholders,

  We are pleased to present to shareholders the Fund's semi-annual report for the 6-month period ended April 30th, 2002.

  To gain some perspective, let us briefly recap key events that preceded the start of our fiscal half year on November 1, 2001. In March of 2000, equities (especially NASDAQ) began a persistent decline off their highs. Their dismal performance contributed to a developing weakness in the economy and by January of 2001, the Fed said "enough". Mindful that the Japanese economy still suffers today from the failure to have taken bold action when the equity/real-estate bubble first popped in 1989, the Fed began to cut rates with unprecedented aggressiveness. When they started their actions in January of 2001, Fed Funds traded at 6.0% and by the start of the Funds half year (11-01-01), Fed Funds stood at 2 1/2%. Two more quick cuts brought the overnight rate to 1.75%, the level that prevailed on April 30, 2002. Despite these easings, rates out along the yield curve rose rather smartly over the 6 months ended April 30, 2002. For example, the yield on the two year Treasury increased by 80 basis points -- an indication that at 1.75% the Fed is running low on ammo.

  Looking forward, lacking any international or domestic shocks, we expect rates have gone about as far as they can go. The Fed is reluctant to tighten which should give support to the short end of the curve. However, we believe there are a lot of factors conspiring to push longer rates somewhat higher. Staying relatively short seems an especially good idea if we do consider the possibility of an event-driven flight to quality. The short end of the curve should be the main beneficiary.

  On November 14, 2001 a new portfolio was added to the AMF Fund family -- "The Ultra Short". It has a duration similar to the ARM Fund but with broader investment powers. Thanks to our investors, the Ultra Short has assets of over $200 million.

  Over the last 6 months, total assets under management have grown by over $600 million. We appreciate your confidence in the Asset Management Fund.

  We also encourage you to contact our portfolio managers with your questions or look us up at www.shayassets.com.

Sincerely,

   /s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  This report has been prepared for the information of the shareholders of the Asset Management Fund. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS      MATURITY        PAR           VALUE
---------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS.................................     88.6%
     Federal Home Loan Bank -- Discount Note
       1.65%                                                        5/1/02     $35,000,000    $35,000,000
     Freddie Mac -- Discount Note
       1.67%                                                       5/14/02      20,000,000     19,987,939
                                                                                              -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $54,987,939)                                                                        54,987,939
REPURCHASE AGREEMENTS..............................     11.6%
  Salomon Smith Barney (Agreement dated 4/30/02 to
     be repurchased at $7,203,378 on 5/1/02)                                     7,203,000      7,203,000
                                                                                              -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $7,203,000)                                                                          7,203,000
TOTAL INVESTMENTS IN SECURITIES....................    100.2%                                  62,190,939
  (Cost $62,190,939) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS..............     (0.2%)                                   (107,484)
                                                                                              -----------
Net Assets applicable to 62,094,998 Shares of
  Common Stock issued and outstanding..............    100.0%                                 $62,083,455
                                                                                              ===========
Net Asset Value, offering and redemption price per
  share for Class I and Class D ($62,083,455 /
  62,094,998)                                                                                       $1.00
                                                                                              ===========

--------------------------------------------------------------------------------
(a) Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR            VALUE
-------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*............................    61.2%
  1 Yr. Constant Maturity Treasury Based ARMS
     Bear Stearns
       6.20%                                                    3/25/31   $ 39,934,953     $ 40,833,489
     Fannie Mae
       6.10%                                                     7/1/25     10,629,605       10,988,354
       6.43%                                                    11/1/27      7,677,163        7,953,061
       6.34%                                                     7/1/28     30,985,703       32,167,033
       6.88%                                                     3/1/30     31,313,664       32,605,353
       6.26%                                                     6/1/30     29,726,075       30,803,645
       6.08%                                                     9/1/30     16,373,845       16,977,630
     Freddie Mac
       6.78%                                                    10/1/22     11,375,301       11,816,094
       6.65%                                                     8/1/24     21,860,480       22,714,405
       6.28%                                                     9/1/27     13,014,706       13,470,221
       6.37%                                                    12/1/27     20,189,244       20,895,868
       6.32%                                                    12/1/27     19,243,582       19,923,120
       6.27%                                                     9/1/28    103,738,433      107,336,861
       6.28%                                                     7/1/31     71,597,125       74,125,399
     Government National Mortgage Association
       6.00%                                            8/20/31-9/20/31     20,210,284       20,614,490
       5.50%                                            7/20/31-9/20/31     13,043,958       13,207,007
       5.00%                                                    9/20/31     37,659,939       37,836,470
     Government National Mortgage Association II
       6.38%                                                    4/20/27     46,926,681       47,923,873
       6.63%                                          10/20/25-10/20/27     49,667,318       51,452,236
       5.50%                                            3/20/32-4/20/32     73,620,904       75,261,715
     Structured Asset Securities Corp.
       6.82%                                                    4/25/32     65,000,000       66,625,001
                                                                                         --------------
                                                                                            755,531,325
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       5.27%                                                     6/1/21     13,861,414       14,129,979
       5.70%                                                    12/1/24     20,770,314       21,354,479
     Freddie Mac
       6.27%                                                     1/1/26      6,623,189        6,834,303
                                                                                         --------------
                                                                                             42,318,761

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR            VALUE
-------------------------------------------------------------------------------------------------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Bear Stearns
       7.34%                                                    3/25/31    $ 9,963,806     $ 10,212,901
     Donaldson, Lufkin, Jenrette Acceptance Corp.
       6.22%                                                    7/25/22      5,606,655        5,601,399
       6.25%                                                   11/25/22        290,639          290,367
       7.00%                                                    4/24/24      1,182,945        1,181,836
     Fannie Mae
       3.36%                                                     2/1/27     15,296,772       15,679,192
     Freddie Mac
       6.54%                                                     9/1/30     35,134,250       36,462,764
     Structured Asset Mortgage Investors
       3.69%                                                     3/1/27     47,008,300       48,065,986
     Structured Asset Securities Corp.
       3.59%                                                    5/25/32     50,000,000       50,562,499
                                                                                         --------------
                                                                                            168,056,944
  6 Mo. Treasury Bill Based ARMS
     Citicorp
       5.62%                                                   11/25/22     19,826,637       20,055,882
     Housing Securities, Inc.
       5.12%                                                    5/25/16      8,061,705        8,094,456
                                                                                         --------------
                                                                                             28,150,338
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.64%                                                    8/25/08      1,038,744        1,038,744
       3.64%                                                    6/25/12      2,805,291        2,805,291
       3.74%                                                    9/25/23      3,195,485        3,195,485
                                                                                         --------------
                                                                                              7,039,520
  HYBRID ARMS
     Bear Stearns
       6.57%                                                    8/25/31     14,659,710       14,989,554
       2.78%                                                    3/25/32     29,912,356       29,893,661
       6.65%                                                   12/25/40     15,144,317       15,475,599
     Credit Suisse First Boston
       5.80%                                                    2/25/41      1,737,740        1,737,740
     Fannie Mae
       5.88%                                                     3/1/32     28,600,000       29,449,063

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR            VALUE
-------------------------------------------------------------------------------------------------------
     Structured Asset Securities Corp.
       3.50%                                                   12/25/31    $49,505,975   $   49,382,210
     Washington Mutual
       5.13%                                                    4/25/32     73,816,660       74,554,826
       7.36%                                                   10/19/39     12,456,500       12,736,771
                                                                                         --------------
                                                                                            228,219,424
  MONTHLY London Interbank Offering Rate (LIBOR)
     Collateralized Mortgage Obligations
     ABN AMRO Mortgage Corp.
       2.50%                                                    1/25/32     46,040,408       46,112,346
     BA Mortgage Securities, Inc.
       2.35%                                                    8/25/28      1,371,810        1,371,810
     Fannie Mae
       2.10%                                                    7/25/11     18,726,937       18,738,641
       2.10%                                                   11/25/23     39,086,348       39,110,777
       2.26%                                                    4/18/28      7,394,729        7,403,972
       2.15%                                                    9/25/28      8,114,331        8,116,866
       2.16%                                                   12/18/28     17,390,131       17,401,000
       2.10%                                                    8/25/31     16,390,748       16,390,748
       2.26%                                                    9/18/31     50,225,413       50,256,804
     Freddie Mac
       2.33%                                                    5/15/21      2,811,305        2,814,819
       2.16%                                                    5/15/29     47,334,167       47,334,167
       2.16%                                                    6/15/29      7,122,537        7,122,537
     MLCC Mortgage Investors, Inc.
       2.26%                                                    9/15/21     13,231,052       13,243,456
     Morserv, Inc.
       2.70%                                                   11/25/26      3,651,303        3,661,572
     Residential Accredit Loans, Inc.
       2.20%                                                    1/25/32     22,377,159       22,377,159
     Structured Asset Securities Corp.
       2.35%                                                    5/25/31      4,332,626        4,333,980
                                                                                         --------------
                                                                                            305,790,654
                                                                                         --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $1,526,832,870)                                                    1,535,106,966
AGENCY OBLIGATIONS...............................     3.6%
     Fannie Mae
       3.13%                                                   11/15/03     10,000,000       10,021,875

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR            VALUE
-------------------------------------------------------------------------------------------------------
     Federal Home Loan Bank -- Discount Note
       1.65%                                                     5/1/02    $40,000,000      $39,998,167
     Freddie Mac
       3.25%                                                   12/15/03     15,000,000       15,042,188
       3.25%                                                    1/15/04     25,000,000       24,984,374
                                                                                         --------------
                                                                                             40,026,562
                                                                                         --------------
  TOTAL AGENCY OBLIGATIONS (Cost $89,788,583)                                                90,046,604
FIXED RATE MORTGAGE-RELATED SECURITIES...........    20.7%
  Collateralized Mortgage Obligations
     CMC Securities Corporation
       6.25%                                                   11/25/28      9,726,650        9,972,856
     Fannie Mae
       6.00%                                                   11/25/06     22,053,633       22,598,083
       5.50%                                                   11/25/14     15,000,000       15,375,000
       5.00%                                                    4/25/17     22,256,032       22,582,918
       5.50%                                                    2/25/18     14,459,414       14,707,935
       6.00%                                                    8/25/18     18,427,481       18,893,927
       6.00%                                                    4/25/23        537,697          538,033
     Freddie Mac
       5.00%                                                    6/15/11     88,493,127       90,180,026
       5.25%                                                    7/15/11     19,732,943       20,133,769
       5.50%                                                   12/15/11     24,869,000       25,529,583
       4.50%                                                    6/15/12     33,348,753       33,786,455
       6.50%                                                    1/25/15      5,301,000        5,397,081
       5.00%                                                    2/15/15     15,569,543       15,895,530
       6.25%                                                    1/15/22      4,812,250        4,851,349
     GE Capital Mortgage Services, Inc.
       6.00%                                                   10/25/08      5,864,000        6,021,595
     Prudential Home Mortgage Services
       6.50%                                                    4/25/26      1,032,278        1,037,116
     Residential Funding Mortgage Securities
       5.50%                                                    2/25/32     34,103,235       34,625,441
     Residential Funding Mortgage Securities I
       6.50%                                                    5/25/29      1,032,584        1,033,230
     Structured Asset Securities Corp.
       6.75%                                                    2/25/31     51,820,710       52,225,558
       5.10%                                                    5/25/31     19,190,000       19,363,910

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR            VALUE
-------------------------------------------------------------------------------------------------------
     Washington Mutual
       5.75%                                                    8/25/31   $ 47,739,000   $   48,693,780
       5.75%                                                    9/25/31     50,139,000       51,251,459
     Wells Fargo Mortgage Backed Sec. Trust
       6.38%                                                    7/25/31      4,534,674        4,538,925
                                                                                         --------------
  TOTAL FIXED RATE MORTGAGE-
     RELATED SECURITIES (Cost $516,378,795)                                                 519,233,559
U.S. TREASURY OBLIGATIONS........................     1.7%
     U.S. Treasury Notes
       3.00%                                                    1/31/04     15,000,000       14,990,625
       3.00%                                                    2/29/04     15,000,000       14,981,250
       3.63%                                                    3/31/04     10,000,000       10,084,375
       4.88%                                                    2/15/12      2,000,000        1,966,875
                                                                                         --------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $41,687,944)                                                                            42,023,125
REPURCHASE AGREEMENTS............................    15.4%
  Salomon Smith Barney (Agreement dated 4/30/02
     to be repurchased at $385,861,257 on 5/1/02)                          385,841,000      385,841,000
                                                                                         --------------
  TOTAL REPURCHASE AGREEMENTS (Cost $385,841,000)                                           385,841,000
TOTAL INVESTMENTS IN SECURITIES (Cost
  $2,560,529,192) (a)............................   102.6%                                2,572,251,254
LIABILITIES IN EXCESS OF OTHER ASSETS............    (2.6%)                                 (65,733,004)
                                                                                         --------------
Net Assets applicable to 251,977,213 Shares of
  Common Stock issued and outstanding............   100.0%                               $2,506,518,250
                                                                                         ==============
Net Asset Value, offering and redemption price
  per share ($2,506,518,250 / 251,977,213)                                                        $9.95
                                                                                         ==============

--------------------------------------------------------------------------------
 * Variable rate investments. The rates presented are the rates in effect at April 30, 2002.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation................................    $12,294,378
Unrealized depreciation................................       (572,316)
                                                           -----------
Net unrealized appreciation............................    $11,722,062
                                                           ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       52.2%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       6.23%                                                      10/1/26    $ 5,302,390     $ 5,491,288
       5.96%                                                       7/1/30      4,612,548       4,788,402
     Freddie Mac
       6.76%                                                       1/1/29     13,219,939      13,744,605
       5.67%                                                      12/1/29      3,591,784       3,706,272
     Government National Mortgage Association
       II
       6.63%                                                     10/20/25     14,344,281      14,855,296
                                                                                            ------------
                                                                                              42,585,863
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Fannie Mae
       3.49%                                                      12/1/26     13,930,099      14,252,232
     Structured Asset Securities Corp.
       3.59%                                                      5/25/32      7,500,000       7,584,375
                                                                                            ------------
                                                                                              21,836,607
  HYBRID ARMS
     Bear Stearns
       2.78%                                                      3/25/32      9,970,785       9,964,554
     Structured Asset Securities Corp.
       3.50%                                                     12/25/31     12,325,344      12,294,530
     Washington Mutual
       3.00%                                                      4/25/32     19,684,443      19,684,442
                                                                                            ------------
                                                                                              41,943,526
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     Chase
       2.40%                                                     10/25/31        115,224         115,224
     Freddie Mac
       2.16%                                                      5/15/29      3,207,543       3,207,543
     Government National Mortgage Association
       2.36%                                                      4/16/29      3,691,919       3,691,919
                                                                                            ------------
                                                                                               7,014,686
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $113,085,332)                                                                    $113,380,682
FIXED RATE MORTGAGE-RELATED SECURITIES.........       40.0%
  Collateralized Mortgage Obligations
     Bank of America Mortgage Securities
       5.75%                                                     10/25/16    $ 3,753,690       3,808,822
     Fannie Mae
       6.00%                                                     11/25/06     17,231,692      17,657,099
     Freddie Mac
       5.50%                                                      1/15/06     13,230,682      13,511,834
       5.50%                                                      6/15/08      5,309,320       5,413,847
       5.85%                                                      2/15/19     18,709,248      19,194,518
       6.05%                                                      9/15/20      2,666,420       2,676,419
       6.50%                                                     12/15/21      6,868,365       6,969,244
     GMAC Mortgage Corp. Loan Trust
       5.25%                                                      3/25/32      6,419,392       6,469,544
     Norwest Asset Securities Corp.
       6.75%                                                     10/25/28        340,027         340,133
     Residential Accredit Loans, Inc.
       6.50%                                                      8/25/31      3,159,195       3,164,132
     Residential Asset Securitization Trust,
       Inc.
       7.00%                                                      1/25/28        665,194         665,610
       6.75%                                                      8/25/28        302,834         302,928
     Washington Mutual, 4.50%                                    12/25/31      6,745,119       6,778,844
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $86,776,046)                                                                       86,952,974

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS..........................        7.3%
  Salomon Smith Barney (Agreement dated 4/30/02
     to be repurchased at $15,833,831 on
     5/1/02)                                                                 $15,833,000    $ 15,833,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $15,833,000)                                                                       15,833,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $215,694,378) (a)......................       99.5%                                  216,166,656
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.5%                                    1,025,530
                                                                                            ------------
Net Assets applicable to 21,754,035 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $217,192,186
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($217,192,186 / 21,754,035)                                                            $9.98
                                                                                            ============

--------------------------------------------------------------------------------
 * Variable rate investments. The rates presented are the rates in effect at April 30, 2002.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation                                       $513,867
Unrealized depreciation                                        (41,589)
                                                              --------
Net unrealized appreciation                                   $472,278
                                                              ========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*......     18.8%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       6.80%                                                      11/1/29   $ 4,918,052    $ 5,114,774
       6.90%                                                       3/1/30     4,289,738      4,466,689
     Freddie Mac
       6.39%                                                       5/1/18     3,215,435      3,336,014
     Government National Mortgage Association II
       6.75%                                                      7/20/27     2,953,084      3,045,368
       6.63%                                            12/20/23-12/20/27    16,441,367     17,028,948
                                                                                          ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $32,674,296)                                                         32,991,793
AGENCY OBLIGATIONS................................      8.9%
     Fannie Mae
       6.50%                                                      8/15/04     7,000,000      7,439,687
     Federal Home Loan Bank -- Discount Note
       1.65%                                                       5/1/02     4,000,000      3,999,817
     Freddie Mac
       5.75%                                                      7/15/03     4,000,000      4,145,000
                                                                                          ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $15,176,124)                                                                     15,584,504
FIXED RATE MORTGAGE-RELATED SECURITIES............     39.7%
  Balloons
     Freddie Mac
       8.50%                                                      8/17/07     4,268,211      4,534,975
       6.50%                                                       7/1/08     5,298,418      5,462,337
                                                                                          ------------
                                                                                             9,997,312
  Collateralized Mortgage Obligations
     Fannie Mae
       5.25%                                                      8/25/07    16,218,550     16,573,331
       5.50%                                                     11/25/14    10,000,000     10,250,000
       5.50%                                                     11/25/17     9,413,879      9,525,669
                                                                                          ------------
                                                                                            36,349,000

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
     Freddie Mac
       7.00%                                                     12/15/06   $ 1,797,549   $  1,864,395
       5.50%                                                      5/15/15    20,789,766     21,173,077
                                                                                          ------------
                                                                                            23,037,472
                                                                                          ------------
  TOTAL FIXED RATE MORTGAGE-
     RELATED SECURITIES (Cost $68,789,860)                                                  69,383,784
U.S. TREASURY OBLIGATIONS.........................     23.2%
     U.S. Treasury Notes
       5.38%                                                      6/30/03     6,000,000      6,202,500
       5.75%                                                      8/15/03     7,000,000      7,280,000
       5.88%                                                      2/15/04     2,000,000      2,097,500
       6.00%                                                      8/15/04     7,000,000      7,398,125
       5.88%                                                     11/15/04     4,000,000      4,221,250
       5.75%                                                     11/15/05     8,000,000      8,437,500
       4.63%                                                      5/15/06     3,000,000      3,040,313
       3.50%                                                     11/15/06     2,000,000      1,925,625
                                                                                          ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $39,217,322)                                                                     40,602,813
REPURCHASE AGREEMENTS.............................      8.9%
  Salomon Smith Barney (Agreement dated 4/30/02 to
     be repurchased at $15,638,821 on 5/1/02)                                15,638,000     15,638,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $15,638,000)                                                                     15,638,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $171,495,602) (a).........................     99.5%                               174,200,894
OTHER ASSETS IN EXCESS OF LIABILITIES.............      0.5%                                   913,280
                                                                                          ------------
Net Assets applicable to 16,412,612 Shares of
  Common Stock issued and outstanding.............    100.0%                              $175,114,174
                                                                                          ============
Net Assets Value, offering and redemption price
  per share ($175,114,174 / 16,412,612)                                                         $10.67
                                                                                          ============

--------------------------------------------------------------------------------
 * Variable rate investments. The rates presented are the rates in effect at April 30, 2002.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation.................................    $2,777,440
Unrealized depreciation.................................       (72,148)
                                                            ----------
Net unrealized appreciation.............................    $2,705,292
                                                            ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS      MATURITY          PAR           VALUE
---------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..............................       1.1%
     Freddie Mac
       5.75%                                                     3/15/09      $ 2,000,000     $ 2,049,375
                                                                                             ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $1,786,317)                                                                          2,049,375
FIXED RATE MORTGAGE-RELATED SECURITIES..........      84.1%
  15 Yr. Securities
     Fannie Mae
       6.50%                                                      8/1/14        2,157,761       2,225,865
       7.00%                                                      3/1/15        5,427,234       5,673,155
       7.00%                                                      3/1/15        5,001,258       5,229,440
       7.00%                                                      3/1/15        9,137,329       9,551,365
       7.50%                                                     11/1/15        8,434,952       8,909,418
       6.50%                                                     11/1/15        7,000,000       7,210,000
       6.50%                                                      1/1/16        9,238,864       9,530,465
       6.50%                                                      2/1/17        9,827,991      10,138,186
     Freddie Mac
       7.50%                                                      1/1/10        4,018,767       4,239,799
       7.50%                                                      7/1/11        2,381,996       2,513,006
       6.50%                                                      2/1/12        4,012,288       4,138,926
       6.50%                                                      4/1/12        2,658,635       2,742,548
       6.00%                                                      3/1/14        3,510,072       3,564,917
       6.00%                                                      7/1/14        2,953,898       3,000,053
     Government National Mortgage Association
       6.00%                                                     1/15/14        3,684,955       3,759,806
                                                                                             ------------
                                                                                               82,426,949
  Collateralized Mortgage Obligations
     Fannie Mae
       5.50%                                                    11/25/14       10,000,000      10,250,000
       5.50%                                                     1/25/15       13,000,000      13,320,937
       5.50%                                                    10/25/19       10,000,000      10,284,375
     Freddie Mac
       5.50%                                                    11/15/16       10,000,000      10,178,125
       5.75%                                                     3/15/21       10,000,000      10,287,500
       5.85%                                                    11/15/24       11,717,000      11,987,956
       6.50%                                                     5/15/25        5,000,000       5,126,563
     Norwest Asset Securities Corp.
       6.25%                                                     9/25/28        6,000,000       6,185,625
                                                                                             ------------
                                                                                               77,621,081
                                                                                             ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS      MATURITY          PAR           VALUE
---------------------------------------------------------------------------------------------------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $156,889,799)                                                                     $160,048,030
U.S. TREASURY OBLIGATIONS.......................      15.6%
     U.S. Treasury Notes
       5.88%                                                    11/15/04      $ 7,000,000       7,387,188
       5.75%                                                    11/15/05        5,000,000       5,273,438
       4.63%                                                     5/15/06       12,000,000      12,161,249
       5.00%                                                     8/15/11        5,000,000       4,960,938
                                                                                             ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $29,673,756)                                                                        29,782,813
REPURCHASE AGREEMENTS...........................       2.7%
  Salomon Smith Barney (Agreement stated 4/30/02
     to be repurchased at $5,230,275 on 5/1/02)                                 5,230,000       5,230,000
                                                                                             ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $5,230,000)                                                 5,230,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $193,579,872) (a).......................     103.5%                                   197,110,218
LIABILITIES IN EXCESS OF OTHER ASSETS...........      (3.5%)                                   (6,612,383)
                                                                                             ------------
Net Assets applicable to 19,666,083 Shares of
  Common Stock issued and outstanding...........     100.0%                                  $190,497,835
                                                                                             ============
Net Asset Value, offering and redemption
  price per share ($190,497,835 / 19,666,083)                                                       $9.69
                                                                                             ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation.................................    $3,957,275
Unrealized depreciation.................................      (426,929)
                                                            ----------
Net unrealized appreciation.............................    $3,530,346
                                                            ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY         PAR           VALUE
---------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS.............................       2.8%
     Freddie Mac
       5.75%                                                       3/15/09    $ 3,000,000     $ 3,074,063
                                                                                             ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,706,589)                                                                          3,074,063
FIXED RATE MORTGAGE-RELATED SECURITIES.........      83.9%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                        3/1/15     13,941,425      14,577,503
       7.50%                                                       11/1/15      3,748,868       3,959,741
       6.50%                                                       11/1/15      3,000,000       3,090,000
       6.50%                                                        2/1/17      4,913,995       5,069,093
                                                                                             ------------
                                                                                               26,696,337
  30 Yr. Securities
     Fannie Mae
       8.00%                                                        8/1/30      1,322,503       1,397,307
       6.00%                                                        1/1/32      4,979,233       4,929,441
     Government National Mortgage Association
       7.00%                                                       4/15/27      8,442,369       8,732,575
       7.50%                                               2/15/24-6/15/27      6,130,853       6,433,564
       6.50%                                                       4/15/28      2,084,919       2,116,844
       6.00%                                              11/15/28-1/15/29      6,353,561       6,299,952
       8.00%                                                       4/15/30      1,477,986       1,566,203
     Government National Mortgage Association II
       6.50%                                                       3/20/26      2,480,100       2,521,177
                                                                                             ------------
                                                                                               33,997,063
  Collateralized Mortgage Obligations
     Fannie Mae
       5.50%                                                       1/25/15      7,223,000       7,401,318
       5.50%                                                      10/25/19      6,000,000       6,170,625
     Freddie Mac
       5.80%                                                       8/15/24      9,910,072      10,170,211
       5.85%                                                      11/15/24      6,000,000       6,138,750
                                                                                             ------------
                                                                                               29,880,904
                                                                                             ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $88,563,139)                                                                        90,574,304

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY         PAR           VALUE
---------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS......................      13.2%
  U.S. Treasury Notes
       3.00%                                                       1/31/04     $5,000,000    $  4,996,875
       4.63%                                                       5/15/06      2,000,000       2,026,875
       3.50%                                                      11/15/06      3,000,000       2,888,438
       6.50%                                                       2/15/10      4,000,000       4,385,000
                                                                                             ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $13,996,348)                                                                              14,297,188
REPURCHASE AGREEMENTS..........................       2.8%
  Salomon Smith Barney (Agreement dated 4/30/02
     to be repurchased at $3,046,160 on 5/1/02)                                 3,046,000       3,046,000
                                                                                             ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $3,046,000)                                                 3,046,000
TOTAL INVESTMENTS IN SECURITIES (Cost
  $108,312,076) (a)............................     102.7%                                   $110,991,555
LIABILITIES IN EXCESS OF OTHER ASSETS..........      (2.7%)                                    (2,937,948)
                                                                                             ------------
Net Assets applicable to 10,178,891 Shares of
  Common Stock issued and outstanding..........     100.0%                                   $108,053,607
                                                                                             ------------
Net Asset Value, offering and redemption price
  per share ($108,053,607 / 10,178,891)                                                            $10.62
                                                                                             ============

--------------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation.................................    $2,739,492
Unrealized depreciation.................................       (60,013)
                                                            ----------
Net unrealized appreciation.............................    $2,679,479
                                                            ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                               ADJUSTABLE                                                   U.S.
                                    MONEY     RATE MORTGAGE                 SHORT U.S.    INTERMEDIATE   GOVERNMENT
                                    MARKET        (ARM)       ULTRA SHORT   GOVERNMENT      MORTGAGE      MORTGAGE
                                     FUND         FUND           FUND*         FUND           FUND          FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income..............  $599,347    $42,596,532    $2,227,407    $ 3,809,720   $ 5,291,546    $ 2,890,943
                                   --------    -----------    ----------    -----------   -----------    -----------
    Operating expenses:
      Investment advisory fees...    48,819      5,336,093       383,938        243,404       383,277        134,778
      Distribution fee
        Class I Shares...........    41,451      2,964,481       213,299        146,043       164,263         80,867
      Distribution fee
        Class D Shares...........    29,471             --            --             --            --             --
      Administration fee.........     9,753        264,755        25,472         29,196        32,851         16,205
      Custodian fee..............     8,166         87,740         8,821          8,843        17,857         11,972
      Transfer agent fee.........     4,923         27,810         1,310          3,008         2,155          1,359
      Legal......................     3,427         54,998        29,335          5,311         5,464             --
      Printing...................     1,172         19,604        10,230          1,561         1,851            862
      Trustees' fees.............       960         33,021         2,078          2,798         3,192          1,574
      Other......................    12,483        193,082         8,573         28,518        19,066         10,990
                                   --------    -----------    ----------    -----------   -----------    -----------
      Total expenses before fee
        reductions...............   160,625      8,981,584       683,056        468,682       629,976        258,607
      Expenses reduced by
        Administrator............        --             --       (10,840)            --            --             --
      Expenses reduced by
        Investment Advisor.......        --     (2,371,611)     (171,671)            --      (109,507)            --
      Expenses reduced by
        Distributor..............   (47,782)    (1,185,784)      (85,938)            --            --             --
                                   --------    -----------    ----------    -----------   -----------    -----------
        Net expenses.............   112,843      5,424,189       414,607        468,682       520,469        258,607
                                   --------    -----------    ----------    -----------   -----------    -----------
        Net investment income....   486,504     37,172,343     1,812,800      3,341,038     4,771,077      2,632,336
                                   --------    -----------    ----------    -----------   -----------    -----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM INVESTMENT
  ACTIVITIES:
    Realized gains/(losses) from
      investment transactions....        --      4,927,387       (10,784)       246,185         8,625       (359,349)
    Change in unrealized
      appreciation/depreciation
      from investments...........        --     (6,557,082)      472,278     (1,773,211)   (3,349,964)    (1,815,988)
                                   --------    -----------    ----------    -----------   -----------    -----------
    Net realized/unrealized
      gains/(losses) from
      investments................        --     (1,629,695)      461,494     (1,527,026)   (3,341,339)    (2,175,337)
                                   --------    -----------    ----------    -----------   -----------    -----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS................  $486,504    $35,542,648    $2,274,294    $ 1,814,012   $ 1,429,738    $   456,999
                                   ========    ===========    ==========    ===========   ===========    ===========

--------------------------------------------------------------------------------
* Period from November 14, 2001 (commencement of operations) to April 30, 2002.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                               APRIL 30, 2002      OCTOBER 31,
                                                                (UNAUDITED)           2001
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $     486,504      $   2,469,259
                                                               -------------      -------------
       Change in net assets resulting from operations.......         486,504          2,469,259
                                                               -------------      -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................        (432,609)        (2,263,515)
  Dividends paid to Class D stockholders:
     From net investment income.............................         (53,895)          (205,744)
                                                               -------------      -------------
       Total dividends paid to stockholders.................        (486,504)        (2,469,259)
                                                               -------------      -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................     203,230,159        543,889,379
     Shares issued to stockholders in reinvestment of
      dividends.............................................         367,079          1,830,621
     Cost of shares repurchased.............................    (196,080,693)      (548,431,201)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................      55,658,609         72,986,674
     Shares issued to stockholders in reinvestment of
      dividends.............................................          21,420             41,249
     Cost of shares repurchased.............................     (55,391,078)       (67,629,231)
                                                               -------------      -------------
       Net increase (decrease) in net assets from capital
        transactions........................................       7,805,496          2,687,491
                                                               -------------      -------------
       Total increase (decrease) in net assets..............       7,805,496          2,687,491
Net Assets:
  Beginning of year.........................................      54,277,959         51,590,468
                                                               -------------      -------------
  End of period.............................................   $  62,083,455      $  54,277,959
                                                               =============      =============

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  ADJUSTABLE RATE MORTGAGE (ARM)
                                                                               FUND
                                                                ----------------------------------
                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                 APRIL 30, 2002      OCTOBER 31,
                                                                  (UNAUDITED)            2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................     $   37,172,343     $   71,361,830
     Net realized gains (losses) from investments...........          4,927,387            151,541
     Change in unrealized appreciation/depreciation from
       investments..........................................         (6,557,082)        13,737,297
                                                                 --------------     --------------
       Change in net assets resulting from operations.......         35,542,648         85,250,668
                                                                 --------------     --------------
  Dividends paid to stockholders:
     From net investment income.............................        (40,913,816)       (71,671,415)
                                                                 --------------     --------------
       Total dividends paid to stockholders.................        (40,913,816)       (71,671,415)
                                                                 --------------     --------------
  Capital Transactions:
     Proceeds from sale of shares...........................      1,415,589,274      1,749,676,267
     Shares issued to stockholders in reinvestment of
       dividends............................................         24,917,380         34,051,607
     Cost of shares repurchased.............................       (993,461,716)      (414,114,689)
                                                                 --------------     --------------
       Change in net assets from capital transactions.......        447,044,938      1,369,613,185
                                                                 --------------     --------------
       Change in net assets.................................        441,673,770      1,383,192,438
Net Assets:
  Beginning of year.........................................      2,064,844,480        681,652,042
                                                                 --------------     --------------
  End of period.............................................     $2,506,518,250     $2,064,844,480
                                                                 ==============     ==============

--------------------------------------------------------------------------------
(a) Commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   ULTRA SHORT         SHORT U.S. GOVERNMENT          INTERMEDIATE MORTGAGE       U.S. GOVERNMENT MORTGAGE
      FUND                      FUND                          FUND                          FUND
------------------------------------------------------------------------------------------------------------
    NOVEMBER 14,     SIX MONTHS                     SIX MONTHS                    SIX MONTHS
       2001(A)         ENDED                          ENDED                         ENDED
    TO APRIL 30,     APRIL 30,      YEAR ENDED      APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
        2002            2002        OCTOBER 31,        2002       OCTOBER 31,        2002       OCTOBER 31,
     (UNAUDITED)    (UNAUDITED)        2001        (UNAUDITED)        2001       (UNAUDITED)        2001
------------------------------------------------------------------------------------------------------------
    $   1,812,800   $  3,341,038   $   5,520,233   $  4,771,077   $  6,906,219   $  2,632,336   $  4,658,061
          (10,784)       246,185         733,093          8,625        976,478       (359,349)     1,577,748
          472,278     (1,773,211)      3,745,203     (3,349,964)     5,813,710     (1,815,988)     2,687,452
    -------------   ------------   -------------   ------------   ------------   ------------   ------------
        2,274,294      1,814,012       9,998,529      1,429,738     13,696,407        456,999      8,923,261
    -------------   ------------   -------------   ------------   ------------   ------------   ------------
       (2,499,192)    (3,545,038)     (5,495,349)    (4,925,279)    (6,789,491)    (2,639,144)    (4,610,367)
    -------------   ------------   -------------   ------------   ------------   ------------   ------------
       (2,499,192)    (3,545,038)     (5,495,349)    (4,925,279)    (6,789,491)    (2,639,144)    (4,610,367)
    -------------   ------------   -------------   ------------   ------------   ------------   ------------
      342,029,664     79,114,768     229,860,924     72,675,030    173,700,000     22,749,999     45,918,938
        1,180,391      2,249,575       3,431,572      2,191,932      2,435,770      1,440,930      2,145,823
     (125,792,971)   (96,151,533)   (142,261,215)   (85,764,386)   (68,919,652)   (19,668,131)   (18,113,220)
    -------------   ------------   -------------   ------------   ------------   ------------   ------------
      217,417,084    (14,787,190)     91,031,281    (10,897,424)   107,216,118      4,522,798     29,951,541
    -------------   ------------   -------------   ------------   ------------   ------------   ------------
      217,192,186    (16,518,216)     95,534,461    (14,392,965)   114,123,034      2,340,653     34,264,435
               --    191,632,390      96,097,929    204,890,800     90,767,766    105,712,954     71,448,519
    -------------   ------------   -------------   ------------   ------------   ------------   ------------
    $ 217,192,186   $175,114,174   $ 191,632,390   $190,497,835   $204,890,800   $108,053,607   $105,712,954
    =============   ============   =============   ============   ============   ============   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED                           YEAR ENDED OCTOBER 31,
                                     APRIL 30, 2002   ------------------------------------------------------------
                                      (UNAUDITED)       2001       2000           1999           1998       1997
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year.............................     $   1.00      $   1.00   $   1.00       $   1.00       $   1.00   $   1.00
                                        --------      --------   --------       --------       --------   --------
Income from investment operations:
  Net investment income............       0.0078        0.0441     0.0578         0.0480         0.0523     0.0513
  Net realized losses from
     investments...................           --            --         --(a)          --             --         --
                                        --------      --------   --------       --------       --------   --------
       Total from investment
          operations...............       0.0078        0.0441     0.0578         0.0480         0.0523     0.0513
                                        --------      --------   --------       --------       --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income....      (0.0078)      (0.0441)   (0.0578)       (0.0480)       (0.0523)   (0.0513)
     From net realized gains.......           --            --         --             --(a)          --         --
                                        --------      --------   --------       --------       --------   --------
Change in net asset value..........           --            --         --             --             --         --
                                        --------      --------   --------       --------       --------   --------
Net asset value, end of year.......     $   1.00      $   1.00   $   1.00       $   1.00       $   1.00   $   1.00
                                        ========      ========   ========       ========       ========   ========
Total return.......................        0.78%(b)      4.50%      5.93%          4.94%          5.35%      5.25%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)........................     $ 53,007      $ 45,491   $ 48,202       $ 92,074       $ 58,445   $ 48,104
  Ratio of expenses to average net
     assets........................        0.28%(c)      0.30%      0.30%          0.25%          0.25%      0.26%
  Ratio of net investment income to
     average net assets............        1.57%(c)      4.31%      5.74%          4.81%          5.22%      5.14%
  Ratio of expenses to average net
     assets*.......................        0.43%(c)      0.45%      0.45%          0.40%          0.40%      0.41%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share and/or distributions from net realized gains were less than $0.00005.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                  SIX MONTHS         YEAR        DECEMBER 19,
                                                                    ENDED            ENDED        1999(A) TO
                                                                APRIL 30, 2002    OCTOBER 31,    OCTOBER 31,
                                                                 (UNAUDITED)         2001            2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................       $   1.00        $   1.00        $   1.00
                                                                   --------        --------        --------
Income from investment operations:
  Net investment income.....................................         0.0055          0.0397          0.0466
  Net realized losses from investments......................             --              --              --(b)
                                                                   --------        --------        --------
       Total from investment operations.....................         0.0055          0.0397          0.0466
                                                                   --------        --------        --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................        (0.0055)        (0.0397)        (0.0466)
                                                                   --------        --------        --------
Change in net asset value...................................             --              --              --
                                                                   --------        --------        --------
Net asset value, end of year................................       $   1.00        $   1.00        $   1.00
                                                                   ========        ========        ========
Total return................................................          0.55%(c)        4.04%           4.74%(d)
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........................       $  9,076        $  8,787        $  3,388
  Ratio of expenses to average net assets...................          0.75%(e)        0.75%           0.75%(e)
  Ratio of net investment income to average net assets......          1.10%(e)        3.46%           5.66%(e)
  Ratio of expenses to average net assets*..................          0.88%(e)        0.91%           0.94%(e)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share was less than $0.00005.

(c) Not annualized.

(d) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                SIX MONTHS
                                  ENDED                             YEAR ENDED OCTOBER 31,
                              APRIL 30, 2002      ----------------------------------------------------------
                               (UNAUDITED)          2001+         2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of year...................    $     9.97        $     9.86    $   9.84    $   9.91    $   9.99    $   9.95
                                ----------        ----------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.....        0.1589            0.5319      0.6048      0.5290      0.5676      0.6036
  Net realized and
     unrealized gains
     (losses) from
     investments............       (0.0079)           0.1386      0.0233     (0.0700)    (0.0800)     0.0400
                                ----------        ----------    --------    --------    --------    --------
       Total from investment
          operations........        0.1510            0.6705      0.6281      0.4590      0.4876      0.6436
                                ----------        ----------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income...............       (0.1710)          (0.5605)    (0.6129)    (0.5290)    (0.5676)    (0.6036)
                                ----------        ----------    --------    --------    --------    --------
Change in net asset value...         (0.02)             0.11        0.02       (0.07)      (0.08)       0.04
                                ----------        ----------    --------    --------    --------    --------
Net asset value, end of
  year......................    $     9.95        $     9.97    $   9.86    $   9.84    $   9.91    $   9.99
                                ==========        ==========    ========    ========    ========    ========
Total return................         1.53%(a)          6.98%       6.63%       4.73%       5.00%       6.65%
Ratios/Supplemental data:
  Net assets, end of year
     (in 000's).............    $2,506,518        $2,064,844    $681,652    $877,608    $895,550    $751,334
  Ratio of expenses to
     average net assets.....         0.46%(b)          0.49%       0.48%       0.48%       0.49%       0.49%
  Ratio of net investment
     income to average net
     assets.................         3.13%(b)          5.37%       6.22%       5.34%       5.70%       6.07%
  Ratio of expenses to
     average net assets*....         0.76%(b)          0.79%       0.78%       0.78%       0.79%       0.79%
  Portfolio turnover rate...           66%               72%         67%         51%         53%         74%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 + Net investment income is based on average shares outstanding through the period.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 NOVEMBER 14,
                                                                  2001(A) TO
                                                                APRIL 30, 2002
                                                                 (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of year..........................       $  10.00
                                                                   --------
Income from investment operations:
  Net investment income.....................................         0.1091
  Net realized and unrealized gains on investments..........         0.0116
                                                                   --------
       Total from investment operations.....................         0.1207
                                                                   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................        (0.1407)
                                                                   --------
       Total distributions to stockholders..................        (0.1407)
                                                                   --------
Change in net asset value...................................          (0.02)
                                                                   --------
Net asset value, end of period..............................       $   9.98
                                                                   ========
Total return................................................          1.21%(b)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......................       $217,192
  Ratio of expenses to average net assets...................          0.49%(c)
  Ratio of net investment income to average net assets......          2.12%(c)
  Ratio of expenses to average net assets*..................          0.80%(c)
  Portfolio turnover rate...................................            83%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED                       YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2002   ----------------------------------------------------
                                     (UNAUDITED)       2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year............................     $  10.75      $  10.34   $  10.36   $  10.66   $  10.55   $  10.56
                                       --------      --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income...........       0.1811        0.5652     0.5973     0.5600     0.6144     0.6273
  Net realized and unrealized
     gains (losses) from
     investments..................      (0.0677)       0.4086    (0.0240)   (0.3000)    0.1100    (0.0100)
                                       --------      --------   --------   --------   --------   --------
       Total from investment
          operations..............       0.1134        0.9738     0.5733     0.2600     0.7244     0.6173
                                       --------      --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income...      (0.1934)      (0.5638)   (0.5976)   (0.5600)   (0.6144)   (0.6273)
                                       --------      --------   --------   --------   --------   --------
Change in net asset value.........        (0.08)         0.41      (0.02)     (0.30)      0.11      (0.01)
                                       --------      --------   --------   --------   --------   --------
Net asset value, end of year......     $  10.67      $  10.75   $  10.34   $  10.36   $  10.66   $  10.55
                                       ========      ========   ========   ========   ========   ========
Total return......................        1.07%(a)      9.66%      5.77%      2.51%      7.08%      6.04%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's).......................     $175,114      $191,632   $ 96,098   $114,840   $114,240   $112,304
  Ratio of expenses to average net
     assets.......................        0.48%(b)      0.51%      0.51%      0.49%      0.50%      0.50%
  Ratio of net investment income
     to average net assets........        3.43%(b)      5.25%      5.79%      5.35%      5.83%      5.97%
  Portfolio turnover rate.........          27%           54%       138%       155%        84%        75%

--------------------------------------------------------------------------------

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED                       YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2002   ----------------------------------------------------
                                     (UNAUDITED)       2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year............................     $   9.83      $   9.33   $   9.33   $   9.66   $   9.62   $   9.52
                                       --------      --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income...........       0.2085        0.5675     0.5754     0.5490     0.5932     0.6245
  Net realized and unrealized
     gains (losses) from
     investments..................      (0.1321)       0.4861     0.0051    (0.3300)    0.0761     0.1000
                                       --------      --------   --------   --------   --------   --------
       Total from investment
          operations..............       0.0764        1.0536     0.5805     0.2190     0.6693     0.7245
                                       --------      --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income...      (0.2164)      (0.5536)   (0.5795)   (0.5490)   (0.5932)   (0.6245)
     In excess of net investment
       income.....................           --            --         --         --    (0.0361)        --
                                       --------      --------   --------   --------   --------   --------
       Total distributions to
          stockholders............      (0.2164)      (0.5536)   (0.5795)   (0.5490)   (0.6293)   (0.6245)
                                       --------      --------   --------   --------   --------   --------
Change in net asset value.........        (0.14)         0.50       0.00      (0.33)      0.04       0.10
                                       --------      --------   --------   --------   --------   --------
Net asset value, end of year......     $   9.69      $   9.83   $   9.33   $   9.33   $   9.66   $   9.62
                                       ========      ========   ========   ========   ========   ========
Total return......................        0.80%(a)     11.59%      6.47%      2.32%      7.18%      7.90%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's).......................     $190,498      $204,891   $ 90,768   $101,710   $ 99,438   $ 77,982
  Ratio of expenses to average net
     assets.......................        0.48%(b)      0.50%      0.51%      0.48%      0.49%      0.49%
  Ratio of net investment income
     to average net assets........        4.36%(b)      5.74%      6.25%      5.78%      6.17%      6.58%
  Ratio of expenses to average net
     assets*......................        0.58%(b)      0.60%      0.61%      0.58%      0.59%      0.59%
  Portfolio turnover rate.........          26%           47%       110%        90%        69%       120%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                         SIX MONTHS
                                           ENDED                       YEAR ENDED OCTOBER 31,
                                       APRIL 30, 2002   ----------------------------------------------------
                                        (UNAUDITED)       2001       2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year...     $  10.83      $  10.27   $  10.26   $  10.73   $  10.67   $  10.51
                                          --------      --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income..............       0.2560        0.6381     0.6646     0.6416     0.6947     0.7344
  Net realized and unrealized gains
     (losses) on investments.........      (0.2088)       0.5590     0.0109    (0.4726)    0.0877     0.1600
                                          --------      --------   --------   --------   --------   --------
       Total from investment
          operations.................       0.0472        1.1971     0.6755     0.1690     0.7824     0.8944
                                          --------      --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income......      (0.2572)      (0.6371)   (0.6682)   (0.6390)   (0.6947)   (0.7344)
     In excess of net investment
       income........................           --            --         --         --    (0.0277)        --
                                          --------      --------   --------   --------   --------   --------
       Total distributions to
          stockholders...............      (0.2572)      (0.6371)   (0.6682)   (0.6390)   (0.7224)   (0.7344)
                                          --------      --------   --------   --------   --------   --------
Change in net asset value............        (0.21)         0.56       0.01      (0.47)      0.06       0.16
                                          --------      --------   --------   --------   --------   --------
Net asset value, end of period.......     $  10.62      $  10.83   $  10.27   $  10.26   $  10.73   $  10.67
                                          ========      ========   ========   ========   ========   ========
Total return.........................        0.47%(a)     11.99%      6.90%      1.63%      7.58%      8.87%
Ratios/Supplemental data:
  Net assets, end of period (in
     000's)..........................     $108,054      $105,713   $ 71,449   $ 87,250   $ 80,174   $ 53,572
  Ratio of expenses to average net
     assets..........................        0.48%(b)      0.50%      0.52%      0.52%      0.53%      0.53%
  Ratio of net investment income to
     average net assets..............        4.88%(b)      6.09%      6.53%      6.13%      6.48%      7.01%
  Portfolio turnover rate............          36%           86%       127%        73%        93%       135%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund was reorganized as a Delaware Business Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open end management company. As of April 30, 2002, the Asset Management Fund is authorized to issue an unlimited number of shares in six separate Funds, the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund,(referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  For purposes of determining the net asset value per share of each Fund, investments for which market quotations are readily available are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Fund securities for which market quotations are not readily available, and other assets, are valued at fair value using methods determined in good faith by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost. The Board of Trustees will review valuation methods regularly in order to determine their appropriateness.

REPURCHASE AGREEMENTS

  Eligible Fund investments may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian. The repurchase agreements outstanding as of April 30, 2002, were collateralized by U.S. Government securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Fund from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. (SAMI) serves the Funds as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Funds.

  As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Fund is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion.

  The investment advisory fee rate for the Ultra Short Fund is .45% of average daily net assets.

  The investment advisory fee rate for each of the Short U.S. Government Fund, and the U.S. Government Mortgage Fund, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Fund, except the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, to the extent that the ratio of operating expenses to average daily net assets of each Fund exceeds .75%. The Adviser has agreed to waive 20 basis points of its advisory fees for the Adjustable Rate Mortgage
(ARM) Fund and Ultra Short Fund.

  Shay Financial Services, Inc. (SFSI) serves the Funds as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Funds.

  As compensation for distribution services, the Funds pay the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Funds, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

percentage of the average daily net assets of each Fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Money Market distribution fee waiver amounted to $41,452 for Class I Shares and $6,330 for Class D Shares.

  The distribution fee rate for the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, computed separately, is .25% of average daily net assets.

  The distribution fee rate for the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and ..075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Funds as administrator (the "Administrator") and transfer agent. BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The administration fee rate for each of the Funds, computed separately, is as follows: .03% of the first $1 billion, .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion.

  As compensation for administrative services, the Funds pay the Administrator an administrative fee monthly in accordance with the administration plan adopted by the Funds. The administrative fee rate for each of the Money Market, Adjustable Rate Mortgage (ARM), Ultra Short, Short U.S. Government, Intermediate Mortgage, and U.S. Government Mortgage Funds, computed separately, is a percentage of the average daily net assets of each Fund. This fee was waived for the Ultra Short Fund for the first ninety days of operations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

C. Transactions in shares of the Funds for the six months ended April 30, 2002, and the year ended October 31, 2001, were as follows:
--------------------------------------------------------------------------------

                                                                            MONEY MARKET
                                                                                FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2002     OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       203,230,159         543,888,572
  Shares issued to stockholders in reinvestment dividends...           367,079           1,830,621
  Shares repurchased........................................      (196,080,693)       (548,431,201)
                                                                  ------------        ------------
  Net increase (decrease)...................................         7,516,545          (2,712,008)
  Shares outstanding
     Beginning of period....................................        45,502,184          48,214,192
                                                                  ------------        ------------
     End of period..........................................        53,018,729          45,502,184
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................        55,658,609          72,986,674
  Shares issued to stockholders in reinvestment dividends...            21,420              41,249
  Shares repurchased........................................       (55,391,078)        (67,629,231)
                                                                  ------------        ------------
  Net increase..............................................           288,951           5,398,692
  Shares outstanding
     Beginning of period....................................         8,787,318           3,388,626
                                                                  ------------        ------------
     End of period..........................................         9,076,269           8,787,318
                                                                  ============        ============

--------------------------------------------------------------------------------

                                        ADJUSTABLE RATE MORTGAGE (ARM)                SHORT U.S. GOVERNMENT
                                                     FUND                                      FUND
                                     ------------------------------------------------------------------------------
                                     SIX MONTHS ENDED       YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                      APRIL 30, 2002     OCTOBER 31, 2001       APRIL 30, 2002     OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares.................      142,319,096         176,131,216             7,384,913          21,570,494
  Shares issued to stockholders
     in reinvestment of
     dividends...................        2,503,948           3,430,951               210,559             326,040
  Shares repurchased.............      (99,908,119)        (41,666,257)           (9,011,319)        (13,365,777)
                                       -----------         -----------            ----------         -----------
  Net increase (decrease)........       44,914,925         137,895,910            (1,415,847)          8,530,757
  Shares outstanding
     Beginning of period.........      207,062,288          69,166,378            17,828,459           9,297,702
                                       -----------         -----------            ----------         -----------
     End of period...............      251,977,213         207,062,288            16,412,612          17,828,459
                                       ===========         ===========            ==========         ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                             INTERMEDIATE MORTGAGE                  U.S. GOVERNMENT MORTGAGE
                                                      FUND                                    FUND
                                      ----------------------------------------------------------------------------
                                      SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                       APRIL 30, 2002     OCTOBER 31, 2001     APRIL 30, 2002     OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares..................        7,459,248          17,946,125           2,127,286           4,282,194
  Shares issued to stockholders in
     reinvestment of dividends....          226,068             254,002             135,616             204,003
  Shares repurchased..............       (8,865,472)         (7,081,492)         (1,842,277)         (1,686,744)
                                         ----------          ----------          ----------          ----------
  Net increase (decrease).........       (1,180,156)         11,118,635             420,625           2,799,453
  Shares outstanding
     Beginning of period..........       20,846,239           9,727,604           9,758,266           6,958,813
                                         ----------          ----------          ----------          ----------
     End of period................       19,666,083          20,846,239          10,178,891           9,758,266
                                         ==========          ==========          ==========          ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                ULTRA SHORT
                                                                   FUND
                                                              ---------------
                                                               PERIOD ENDED
                                                              APRIL 30, 2002*
-----------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................     34,245,878
  Shares issued to stockholders in reinvestment of
     dividends..............................................        118,254
  Shares repurchased........................................    (12,610,097)
                                                                -----------
  Net increase (decrease)...................................     21,754,035
  Shares outstanding
     Beginning of period....................................             --
                                                                -----------
     End of period..........................................     21,754,035
                                                                ===========

--------------------------------------------------------------------------------
* For the period from November 14, 2001 (commencement of operations), through April 30, 2002.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

D. At April 30, 2002, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                                                                                         U.S.
                           MONEY      ADJUSTABLE RATE      ULTRA        SHORT U.S.    INTERMEDIATE    GOVERNMENT
                          MARKET      MORTGAGE (ARM)       SHORT        GOVERNMENT      MORTGAGE       MORTGAGE
                           FUND            FUND             FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------
Capital...............  $62,098,199   $2,521,342,982    $217,417,084   $180,500,931   $202,811,182   $110,991,057
Accumulated net
  realized (losses)...      (14,744)     (26,546,794)       (697,176)    (8,092,049)   (15,843,693)    (5,616,929)
Net unrealized
  appreciation/
  (depreciation) of
  investments.........           --       11,722,062         472,278      2,705,292      3,530,346      2,679,479
                        -----------   --------------    ------------   ------------   ------------   ------------
                        $62,083,455   $2,506,518,250    $217,192,186   $175,114,174   $190,497,835   $108,053,607
                        ===========   ==============    ============   ============   ============   ============

--------------------------------------------------------------------------------

E. At April 30, 2002, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                                                                                       U.S.
                         MONEY     ADJUSTABLE RATE       ULTRA        SHORT U.S.    INTERMEDIATE    GOVERNMENT
                        MARKET     MORTGAGE (ARM)        SHORT        GOVERNMENT      MORTGAGE       MORTGAGE
                         FUND           FUND              FUND           FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------
Investment advisory
  fee payable.........  $ 8,313      $   519,199          $ 45,576     $ 35,349      $   40,099     $   22,510
Administration fee
  payable.............      271            7,517               907          707             780            444
Distribution fee
  payable.............    4,148          311,521            27,346       21,210          24,060         13,506
Distributions
  payable.............   78,725        6,290,133           512,469      547,054         715,196        445,989
Securities purchased
  payable.............       --       77,515,049                --           --       7,208,906      3,089,531
Other liabilities.....   28,662          472,003            20,780       40,525          69,831         44,223

--------------------------------------------------------------------------------

F. For the six months ended April 30, 2002, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                                  U.S.
                             ADJUSTABLE RATE       ULTRA        SHORT U.S.     INTERMEDIATE    GOVERNMENT
                             MORTGAGE (ARM)        SHORT        GOVERNMENT       MORTGAGE       MORTGAGE
                                  FUND              FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------
Purchases..................  $1,592,055,384     $321,042,127    $52,230,486    $55,279,296     $45,820,514
                             ==============     ============    ===========    ===========     ===========
Sales and Maturities.......  $1,277,332,451     $119,484,424    $41,073,274    $50,808,844     $36,521,876
                             ==============     ============    ===========    ===========     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHAREHOLDER VOTING RESULTS (UNAUDITED)
APRIL 30, 2002

--------------------------------------------------------------------------------

  The Special Meeting of Shareholders of the Asset Management Fund was held on February 20, 2002, at which the shareholders voted on four proposals. Each proposal and the results of the voting are set forth below.

  A -- ARM Fund -- To eliminate the fundamental policy of the ARM Fund requiring investment of 65% of the portfolio's assets in adjustable rate mortgage securities. Of 245,292,572 share positions of record, the voting was as follows:

                                                                SHARES VOTED
                                                                ------------
For.........................................................    154,128,608
Against.....................................................      8,114,991
Abstain.....................................................        212,614
                                                                -----------
Total.......................................................    162,456,213

  B -- Short U.S. Government Fund -- To eliminate the fundamental policy of the Short U.S. Government Fund requiring investment of 65% of the portfolio's assets in U.S. government obligations. Of 21,379,915 share positions of record, the voting was as follows:

                                                                SHARES VOTED
                                                                ------------
For.........................................................     16,022,580
Against.....................................................        339,407
Abstain.....................................................         18,390
                                                                 ----------
Total.......................................................     16,380,377

  C -- Intermediate Mortgage Fund -- To eliminate the fundamental policy of the Intermediate Mortgage Fund requiring investment of 65% of the portfolio's assets in mortgage-related securities. Of 24,623,058 share positions of record, the voting was as follows:

                                                                SHARES VOTED
                                                                ------------
For.........................................................     18,266,653
Against.....................................................         13,004
Abstain.....................................................        760,557
                                                                 ----------
Total.......................................................     19,040,214

  D -- U.S. Government Mortgage Fund -- To eliminate the fundamental policy of the U.S. Government Mortgage Fund requiring 65% of the portfolio's assets in mortgage-related securities. Of 10,163,777 share positions of record, the voting was as follows:

                                                                SHARES VOTED
                                                                ------------
For.........................................................     7,706,783
Against.....................................................            --
Abstain.....................................................            --
                                                                 ---------
Total.......................................................     7,706,783

                             ASSET MANAGEMENT FUND
                         SHAY FINANCIAL SERVICES, INC.
                      NOTICE OF PRIVACY POLICY & PRACTICES

  Asset Management Fund ("AMF") and Shay Financial Services, Inc., the distributor of the Fund, ("Shay") recognize and respect the privacy expectations of our shareholders. We do not sell information about current or former customers or their accounts to third parties. We provide this notice to you so that you will know what kinds of information we collect about shareholders of the Fund and the circumstances in which that information may be disclosed.

COLLECTION OF CUSTOMER INFORMATION

  We collect nonpublic personal information about our shareholders from the following sources:

  - Account Applications, shareholder profiles and other forms, which may include a shareholder's name, address, social security number, and information about a shareholder's investment goals and risk tolerance

  - Account History, for example, copies of confirmations or statements which may include information about investment transactions or the balances in a shareholder's account

  - Correspondence, written, telephonic or electronic between a shareholder and AMF or Shay

DISCLOSURE OF CUSTOMER INFORMATION

  We will not disclose any of the shareholder information we collect to third parties who are not affiliated with the Fund or Shay other than to:

  - to effect or administer transactions at your request

  - as permitted by law -- for example, to service providers to the Fund, in connection with an audit or examination, or to respond to a subpoena or similar legal process

  Shay may disclose any of the shareholder information it collects to its affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of customer accounts and to inform clients of financial products and services that might be of interest.

SECURITY OF CUSTOMER INFORMATION

  We maintain policies and procedures designed to assure only appropriate access to, and use of shareholder information and physical, electronic and procedural safeguards to protect nonpublic personal information of our shareholders. And we require service providers to the Fund to maintain similar policies and procedures.

  We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South, Irving TX 75063
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103

TRUSTEES AND OFFICERS
Richard M. Amis
Trustee

Arthur G. De Russo
Trustee

David F. Holland
Trustee

Gerald J. Levy
Trustee and Vice Chairman

Rodger D. Shay
Trustee and Chairman

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer

Nina Jackson
Treasurer

Daniel K. Ellenwood
Secretary

Christine A. Cwik
Assistant Secretary

Alaina Metz
Assistant Secretary and Assistant Treasurer